Calvert
Balanced Fund
June 30, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 5.7%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$452	$ 460,684
Avant Loans Funding Trust:
Series 2018-A, Class B, 3.95%, 12/15/22(1)	21	20,761
Series 2018-A, Class C, 4.79%, 5/15/24(1)	150	149,578
Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.50%, 7/20/21(1)	117	116,962
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	2,149	2,061,023
Conn's Receivables Funding, LLC:
Series 2018-A, Class A, 3.25%, 1/15/23(1)	39	39,082
Series 2018-A, Class B, 4.65%, 1/15/23(1)	17	17,305
Series 2019-A, Class A, 3.40%, 10/16/23(1)	322	318,175
Series 2019-A, Class B, 4.36%, 10/16/23(1)	408	399,228
Series 2019-B, Class A, 2.66%, 6/17/24(1)	875	863,557
Series 2019-B, Class B, 3.62%, 6/17/24(1)	295	284,175
Consumer Loan Underlying Bond Credit Trust, Series 2017-P2, Class B, 3.56%, 1/15/24(1)	78	77,676
Credit Acceptance Auto Loan Trust, Series 2017-2A, Class A, 2.55%, 2/17/26(1)	12	11,906
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	166	176,051
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40(1)	173	176,879
Driven Brands Funding, LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45(1)	888	926,898
Series 2016-1A, Class A2, 6.125%, 7/20/46(1)	289	293,106
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	59	62,485
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	159	163,361
Element Rail Leasing I, LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44(1)	29	29,436
Series 2014-1A, Class B1, 4.406%, 4/19/44(1)	700	705,789
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	805	810,793
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	80	78,831
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	1,232	1,168,464
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	349	282,935
Hardee's Funding, LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	545	554,852
InSite Issuer, LLC:
Series 2016-1A, Class A, 2.883%, 11/15/46(1)	345	350,991
Series 2016-1A, Class C, 6.414%, 11/15/46(1)	50	50,098
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	975	1,006,030
Security	Principal Amount (000's omitted)	Value
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	$635	$ 625,780
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	243	144,584
Marlette Funding Trust, Series 2018-3A, Class C, 4.63%, 9/15/28(1)	150	145,755
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	731	767,030
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,910	1,735,447
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	500	378,561
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	220	221,833
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	180	181,739
OneMain Financial Issuance Trust:
Series 2016-1A, Class B, 4.57%, 2/20/29(1)	204	204,244
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	540	542,008
Oportun Funding IX, LLC, Series 2018-B, Class A, 3.91%, 7/8/24(1)	2,486	2,506,940
Oportun Funding VIII, LLC, Series 2018-A, Class A, 3.61%, 3/8/24(1)	1,528	1,531,384
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	1,071	1,081,051
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	142	138,620
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	627	542,696
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class C, 5.80%, 6/15/23(1)	84	82,860
Series 2018-2A, Class B, 3.96%, 10/15/24(1)	670	671,909
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25(1)	65	65,696
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49(1)	1,000	1,059,629
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	2,592	2,622,788
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	488	473,680
Series 2020-A, Class A, 2.62%, 12/15/26(1)	451	435,655
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	514	493,647
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	450	440,136
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	1,501	1,489,785
Series 2014-2, Class B, 5.44%, 7/20/44(1)	1,707	1,661,051
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,580	1,665,079
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 5/27/36(1)	1,306	1,322,178
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28(1)	76	77,455

Calvert
Balanced Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	$5,032	$ 5,287,442
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	405	398,560
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	255	249,979
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	494	490,398
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	489	412,743
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	366	359,853
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	760	752,573
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	1,171	1,187,979
Series 2019-A, Class A1, 2.005%, 12/18/20(1)	9	8,969
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	387	391,433
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	2,016	2,068,677
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	395	404,007
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)	134	56,895
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	1,350	1,446,713
Vantage Data Centers Issuer, LLC:
Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	686	706,375
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,522	1,550,938
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	406	225,221
Series 2020-A, Class C, 6.657%, 3/15/45(1)	242	100,303
Total Asset-Backed Securities (identified cost $51,713,687)		$51,065,389

Collateralized Mortgage-Backed Obligations — 5.2%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	$3,315	$ 3,653,263
Series KW06, Class A2, 3.80%, 6/25/28(2)	1,135	1,341,783
Series W5FX, Class AFX, 3.336%, 4/25/28(2)	413	470,874
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 3.435%, (1 mo. USD LIBOR + 3.25%), 5/25/25(3)	720	751,747
Series 2017-DNA3, Class M2, 2.685%, (1 mo. USD LIBOR + 2.50%), 3/25/30(3)	1,190	1,203,043
Series 2017-HQA2, Class M2, 2.835%, (1 mo. USD LIBOR + 2.65%), 12/25/29(3)	411	408,822
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2018-DNA1, Class M2, 1.985%, (1 mo. USD LIBOR + 1.80%), 7/25/30(3)	$589	$ 580,317
Series 2018-DNA1, Class M2AT, 1.235%, (1 mo. USD LIBOR + 1.05%), 7/25/30(3)	799	797,572
Series 2019-DNA2, Class M2, 2.635%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(3)	158	156,508
Series 2019-DNA3, Class M2, 2.235%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(3)	1,973	1,937,659
Series 2019-DNA4, Class M2, 2.135%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	826	810,825
Series 2019-HQA2, Class M2, 2.235%, (1 mo. USD LIBOR + 2.05%), 4/25/49(1)(3)	354	348,734
Series 2019-HQA3, Class M2, 2.035%, (1 mo. USD LIBOR + 1.85%), 9/25/49(1)(3)	147	143,001
Series 2020-DNA1, Class M1, 0.885%, (1 mo. USD LIBOR + 0.70%), 1/25/50(1)(3)	246	246,908
Series 2020-DNA2, Class M1, 0.935%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(3)	903	899,572
Series 2020-HQA1, Class M1, 0.935%, (1 mo. USD LIBOR + 0.75%), 1/25/50(1)(3)	107	106,891
Federal National Mortgage Association:
Series 2017-M2, Class A1, 2.801%, 2/25/27(2)	227	234,375
Series 2017-M13, Class A2, 2.939%, 9/25/27(2)	1,350	1,512,828
Series 2018-M4, Class A2, 3.045%, 3/25/28(2)	1,572	1,782,066
Series 2018-M8, Class A2, 3.325%, 6/25/28(2)	989	1,134,006
Series 2018-M13, Class A2, 3.697%, 9/25/30(2)	3,600	4,335,966
Series 2019-M1, Class A2, 3.555%, 9/25/28(2)	1,700	2,001,271
Series 2019-M9, Class A2, 2.937%, 4/25/29	660	731,815
Series 2019-M22, Class A2, 2.522%, 8/25/29	7,125	7,817,107
Series 2020-M1, Class A2, 2.444%, 10/25/29	2,322	2,517,712
Series 2020-M20, Class A2, 1.435%, 10/25/29	1,505	1,554,043
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.435%, (1 mo. USD LIBOR + 5.25%), 10/25/23(3)	832	753,970
Series 2014-C02, Class 1M2, 2.785%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	1,238	1,111,031
Series 2014-C02, Class 2M2, 2.785%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	330	309,983
Series 2014-C03, Class 1M2, 3.185%, (1 mo. USD LIBOR + 3.00%), 7/25/24(3)	785	711,198
Series 2014-C03, Class 2M2, 3.085%, (1 mo. USD LIBOR + 2.90%), 7/25/24(3)	540	509,911
Series 2014-C04, Class 1M2, 5.085%, (1 mo. USD LIBOR + 4.90%), 11/25/24(3)	1,073	1,117,412
Series 2016-C06, Class 1M2, 4.435%, (1 mo. USD LIBOR + 4.25%), 4/25/29(3)	371	388,365
Series 2017-C05, Class 1M2, 2.385%, (1 mo. USD LIBOR + 2.20%), 1/25/30(3)	362	361,774
Series 2017-C06, Class 1M2, 2.835%, (1 mo. USD LIBOR + 2.65%), 2/25/30(3)	549	548,811

Calvert
Balanced Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2018-C06, Class 1M2, 2.185%, (1 mo. USD LIBOR + 2.00%), 3/25/31(3)	$59	$ 58,612
Series 2018-R07, Class 1M2, 2.585%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(3)	769	762,789
Series 2019-R02, Class 1M2, 2.485%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(3)	213	210,851
Series 2019-R03, Class 1M2, 2.335%, (1 mo. USD LIBOR + 2.15%), 9/25/31(1)(3)	479	475,914
Series 2019-R05, Class 1M2, 2.185%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(3)	434	431,644
Series 2019-R06, Class 2M1, 0.935%, (1 mo. USD LIBOR + 0.75%), 9/25/39(1)(3)	141	140,991
Series 2020-R01, Class 1M1, 0.985%, (1 mo. USD LIBOR + 0.80%), 1/25/40(1)(3)	776	774,070
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	548	606,323
Toorak Mortgage Corp., Ltd.:
Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(4)	140	140,631
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(4)	480	474,883
Total Collateralized Mortgage-Backed Obligations (identified cost $45,003,642)		$47,367,871

Commercial Mortgage-Backed Securities — 1.6%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)	$1,605	$ 1,073,024
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(2)	680	438,390
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)	1,115	686,668
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.105%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(3)	1,529	1,523,572
Series 2019-XL, Class B, 1.265%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(3)	717	706,086
Citigroup Commercial Mortgage Trust, Series 2017-MDRC, Class D, 2.435%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(3)	490	446,093
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.435%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(3)	130	119,259
Series 2020-01, Class M10, 3.935%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	980	905,168
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class A, 3.429%, 6/10/27(1)	200	188,992
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	550	496,564
Security	Principal Amount (000's omitted)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: (continued)
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(2)	$225	$ 185,288
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.885%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(3)	1,140	1,134,030
Series 2019-BPR, Class A, 1.585%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(3)	1,585	1,412,949
Series 2019-BPR, Class B, 2.285%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(3)	498	422,789
Series 2019-BPR, Class C, 3.235%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(3)	205	166,930
Motel 6 Trust:
Series 2017-MTL6, Class B, 1.375%, (1 mo. USD LIBOR + 1.19%), 8/15/34(1)(3)	136	131,417
Series 2017-MTL6, Class C, 1.585%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(3)	1,376	1,312,653
Series 2017-MTL6, Class D, 2.335%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(3)	333	314,649
Series 2017-MTL6, Class E, 3.435%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(3)	99	91,057
RETL Trust:
Series 2019-RVP, Class A, 1.335%, (1 mo. USD LIBOR + 1.15%), 3/15/36(1)(3)	269	257,264
Series 2019-RVP, Class B, 1.735%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(3)	1,920	1,743,202
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(2)	850	784,171
Total Commercial Mortgage-Backed Securities (identified cost $16,386,596)		$14,540,215

Common Stocks — 60.8%

Security	Shares	Value
Aerospace & Defense — 0.6%
Hexcel Corp.	116,600	$ 5,272,652
		$ 5,272,652
Banks — 2.7%
Bank of America Corp.	369,600	$ 8,778,000
JPMorgan Chase & Co.	95,700	9,001,542
PNC Financial Services Group, Inc. (The)	65,100	6,849,171
		$ 24,628,713
Beverages — 1.6%
PepsiCo, Inc.	105,896	$14,005,805
		$14,005,805

Calvert
Balanced Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology — 1.1%
AbbVie, Inc.	96,800	$ 9,503,824
		$ 9,503,824
Capital Markets — 2.2%
Cboe Global Markets, Inc.	59,700	$ 5,568,816
Intercontinental Exchange, Inc.	51,300	4,699,080
Tradeweb Markets, Inc., Class A	164,766	9,579,495
		$ 19,847,391
Commercial Services & Supplies — 0.7%
Waste Management, Inc.	60,225	$6,378,430
		$6,378,430
Communications Equipment — 0.9%
Cisco Systems, Inc.	181,200	$8,451,168
		$8,451,168
Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	159,308	$8,782,650
		$8,782,650
Electrical Equipment — 1.7%
AMETEK, Inc.	116,000	$10,366,920
Emerson Electric Co.	76,100	4,720,483
		$15,087,403
Energy Equipment & Services — 0.5%
Baker Hughes Co.	299,100	$4,603,149
		$4,603,149
Entertainment — 1.0%
Electronic Arts, Inc.(5)	70,200	$9,269,910
		$9,269,910
Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	50,300	$13,004,562
		$13,004,562
Food & Staples Retailing — 1.5%
Walmart, Inc.	109,600	$13,127,888
		$13,127,888
Food Products — 1.3%
Mondelez International, Inc., Class A	224,770	$11,492,490
		$11,492,490
Security	Shares	Value
Health Care Equipment & Supplies — 4.2%
Abbott Laboratories	120,700	$ 11,035,601
Boston Scientific Corp.(5)	175,700	6,168,827
Danaher Corp.	80,100	14,164,083
ICU Medical, Inc.(5)	36,300	6,690,453
		$ 38,058,964
Health Care Providers & Services — 1.3%
Anthem, Inc.	42,800	$ 11,255,544
		$ 11,255,544
Independent Power and Renewable Electricity Producers — 0.6%
NextEra Energy Partners, L.P.	113,000	$5,794,640
		$5,794,640
Insurance — 1.4%
First American Financial Corp.	111,243	$5,341,889
Travelers Cos., Inc. (The)	60,700	6,922,835
		$12,264,724
Interactive Media & Services — 3.6%
Alphabet, Inc., Class C(5)	19,012	$26,875,553
IAC/InterActiveCorp.(5)	18,500	5,982,900
		$32,858,453
Internet & Direct Marketing Retail — 3.7%
Amazon.com, Inc.(5)	12,066	$33,287,922
		$33,287,922
IT Services — 5.6%
Cognizant Technology Solutions Corp., Class A	144,014	$8,182,875
Fidelity National Information Services, Inc.	77,900	10,445,611
MasterCard, Inc., Class A	17,400	5,145,180
PayPal Holdings, Inc.(5)	63,500	11,063,606
Visa, Inc., Class A	81,700	15,781,989
		$50,619,261
Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.	33,397	$12,101,069
		$12,101,069
Machinery — 1.3%
Ingersoll Rand, Inc.(5)	205,700	$5,784,284
Stanley Black & Decker, Inc.	42,700	5,951,526
		$11,735,810

Calvert
Balanced Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Metals & Mining — 0.8%
Steel Dynamics, Inc.	274,000	$ 7,148,660
		$ 7,148,660
Multiline Retail — 0.7%
Dollar General Corp.	34,500	$ 6,572,595
		$ 6,572,595
Multi-Utilities — 1.3%
CMS Energy Corp.	99,673	$ 5,822,897
Sempra Energy	48,315	5,663,967
		$11,486,864
Pharmaceuticals — 1.8%
Sanofi	92,300	$9,413,175
Zoetis, Inc.	50,600	6,934,224
		$16,347,399
Road & Rail — 0.6%
Union Pacific Corp.	33,100	$5,596,217
		$5,596,217
Semiconductors & Semiconductor Equipment — 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	121,100	$6,874,847
Texas Instruments, Inc.	71,296	9,052,453
		$15,927,300
Software — 6.0%
Adobe, Inc.(5)	19,824	$8,629,585
Intuit, Inc.	16,267	4,818,123
Microsoft Corp.	197,951	40,285,008
		$53,732,716
Specialty Retail — 2.2%
Home Depot, Inc. (The)	51,900	$13,001,469
TJX Cos., Inc. (The)	132,400	6,694,144
		$19,695,613
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	92,552	$33,762,970
		$33,762,970
Venture Capital — 0.2%
CFBanc Corp.(5)(6)(7)	27,000	$256,766
Consensus Orthopedics, Inc.(5)(6)(7)	180,877	145
Kickboard(5)(6)(7)	169,932	2,229
Learn Capital Venture Partners III, L.P.(5)(6)(7)	1,013,198	1,503,915
Security	Shares	Value
Venture Capital (continued)
Neighborhood Bancorp, Class A(5)(6)(7)	10,000	$ 8,000
		$ 1,771,055
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.(5)	38,500	$ 4,009,775
		$ 4,009,775
Total Common Stocks (identified cost $424,535,496)		$547,483,586

Convertible Bonds — 0.0%(8)

Security	Principal Amount (000's omitted)	Value
Technology — 0.0%(8)
Western Digital Corp., 1.50%, 2/1/24	$174	$ 164,436
Total Convertible Bonds (identified cost $163,652)		$ 164,436

Corporate Bonds — 17.1%

Security	Principal Amount (000's omitted)*	Value
Basic Materials — 0.3%
LG Chem, Ltd.:
3.25%, 10/15/24(1)	1,250	$ 1,330,315
3.625%, 4/15/29(1)	575	625,975
Yara International ASA, 3.148%, 6/4/30(1)	474	493,797
		$ 2,450,087
Communications — 1.4%
AT&T, Inc.:
2.30%, 6/1/27	1	$ 1,034
3.65%, 6/1/51	1,822	1,909,538
4.30%, 2/15/30	1,646	1,924,551
4.50%, 3/9/48	675	793,392
4.90%, 6/15/42	785	941,851
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	1,816	2,066,763
Comcast Corp., 4.70%, 10/15/48	350	470,529
Crown Castle Towers, LLC, 3.663%, 5/15/45(1)	450	481,256
Discovery Communications, LLC:
3.625%, 5/15/30	341	373,718
5.20%, 9/20/47	1,693	1,971,966
NBCUniversal Media, LLC, 4.45%, 1/15/43	405	510,078
Sprint Corp., 7.25%, 9/15/21	160	167,921

Calvert
Balanced Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Communications (continued)
T-Mobile USA, Inc., 2.55%, 2/15/31(1)	1,039	$ 1,045,255
		$ 12,657,852
Consumer, Cyclical — 1.6%
American Airlines Pass-Through Trust:
4.40%, 9/22/23	792	$ 566,214
5.25%, 1/15/24	1,054	700,609
5.60%, 7/15/20(1)	766	769,947
5.625%, 1/15/21(1)	155	140,292
Aptiv PLC, 5.40%, 3/15/49	115	120,515
Azul Investments, LLP, 5.875%, 10/26/24(1)	445	209,215
Delta Air Lines, Inc., 7.375%, 1/15/26	1,238	1,198,972
Ford Motor Credit Co., LLC:
1.146%, (3 mo. USD LIBOR + 0.88%), 10/12/21(3)	910	863,698
1.636%, (3 mo. USD LIBOR + 1.08%), 8/3/22(3)	525	479,236
2.183%, (3 mo. USD LIBOR + 0.81%), 4/5/21(3)	335	321,548
2.979%, 8/3/22	2,615	2,516,153
3.087%, 1/9/23	567	540,243
4.14%, 2/15/23	675	663,829
Macy's Retail Holdings, Inc.:
2.875%, 2/15/23(9)	1,175	937,062
3.45%, 1/15/21(9)	142	134,900
3.625%, 6/1/24(9)	350	255,311
3.875%, 1/15/22	650	577,070
Macy's, Inc., 8.375%, 6/15/25(1)	9	8,972
Magna International, Inc., 2.45%, 6/15/30	620	635,361
Marriott International, Inc., 0.95%, (3 mo. USD LIBOR + 0.60%), 12/1/20(3)	125	124,445
Nordstrom, Inc.:
4.375%, 4/1/30	1,127	885,682
5.00%, 1/15/44	964	683,440
Tapestry, Inc., 4.125%, 7/15/27	1,012	953,728
		$14,286,442
Consumer, Non-cyclical — 1.3%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	200	$199,500
4.25%, 11/1/29(1)	987	989,468
Becton Dickinson and Co.:
1.181%, (3 mo. USD LIBOR + 0.875%), 12/29/20(3)	1,322	1,322,109
2.894%, 6/6/22	474	490,626
Centene Corp.:
3.375%, 2/15/30	472	477,322
4.25%, 12/15/27	473	489,188
4.625%, 12/15/29	74	78,534
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	655	703,658
Security	Principal Amount (000's omitted)*	Value
Consumer, Non-cyclical (continued)
CVS Health Corp.:
1.033%, (3 mo. USD LIBOR + 0.72%), 3/9/21(3)	88	$ 88,344
2.625%, 8/15/24	255	272,434
3.00%, 8/15/26	1,400	1,532,814
4.30%, 3/25/28	1,391	1,627,265
CVS Pass-Through Trust, 6.036%, 12/10/28	704	795,744
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	933	979,532
Ford Foundation (The), 2.415%, 6/1/50	1,095	1,120,489
Grupo KUO SAB de CV, 5.75%, 7/7/27(1)	200	184,712
Smithfield Foods, Inc., 5.20%, 4/1/29(1)	90	97,434
		$11,449,173
Energy — 0.5%
National Oilwell Varco, Inc., 3.60%, 12/1/29	2,306	$2,264,907
Oceaneering International, Inc., 4.65%, 11/15/24	72	54,585
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	692	703,978
5.00%, 1/31/28(1)	1,696	1,776,246
		$4,799,716
Financial — 7.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.125%, 7/3/23	150	$146,755
4.50%, 9/15/23(10)	876	876,749
6.50%, 7/15/25	413	433,129
Affiliated Managers Group, Inc., 3.30%, 6/15/30	1,435	1,464,714
Aflac, Inc., 3.60%, 4/1/30	743	868,417
AG Issuer, LLC, 6.25%, 3/1/28(1)	671	625,707
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	850	767,656
Ameriprise Financial, Inc., 3.00%, 4/2/25	423	459,931
ANZ New Zealand International, Ltd., 2.20%, 7/17/20(1)	542	542,419
Arch Capital Group, Ltd., 3.635%, 6/30/50	608	639,136
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(11)	1,308	1,335,407
Banco BTG Pactual S.A., 4.50%, 1/10/25(1)	200	196,440
Banco Santander S.A.:
1.45%, (3 mo. USD LIBOR + 1.09%), 2/23/23(3)	305	301,118
2.746%, 5/28/25	200	207,402
Bank of America Corp.:
1.486% to 5/19/23, 5/19/24(11)	1,447	1,471,093
2.289%, (3 mo. USD LIBOR + 1.18%), 10/21/22(3)	236	238,067
2.456% to 10/22/24, 10/22/25(11)	1,512	1,591,642
2.676% to 6/19/40, 6/19/41(11)	1,781	1,835,977
3.499% to 5/17/21, 5/17/22(11)	1,489	1,524,573
3.55% to 3/5/23, 3/5/24(11)	1,365	1,459,123

Calvert
Balanced Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Financial (continued)
Bank of America Corp.: (continued)
3.593% to 7/21/27, 7/21/28(11)	1,400	$ 1,573,702
3.974% to 2/7/29, 2/7/30(11)	695	809,237
Bank of America NA, 3.335% to 1/25/22, 1/25/23(11)	1,773	1,851,370
Bank of Montreal:
2.05%, 11/1/22	1,898	1,961,443
3.803% to 12/15/27, 12/15/32(11)	90	96,941
Bank of Nova Scotia (The):
1.625%, 5/1/23	1,053	1,078,308
2.375%, 1/18/23	1,362	1,418,740
BankUnited, Inc., 5.125%, 6/11/30	1,295	1,323,462
BBVA Bancomer S.A., 5.125% to 1/18/28, 1/18/33(1)(11)	200	186,769
Capital One Financial Corp.:
1.21%, (3 mo. USD LIBOR + 0.45%), 10/30/20(3)	235	235,216
1.48%, (3 mo. USD LIBOR + 0.72%), 1/30/23(3)	630	618,982
2.60%, 5/11/23	302	315,577
3.30%, 10/30/24	419	451,246
4.20%, 10/29/25	575	638,825
Citigroup, Inc.:
1.388%, (3 mo. USD LIBOR + 1.07%), 12/8/21(3)	300	302,414
1.678% to 5/15/23, 5/15/24(11)	1,848	1,885,297
2.75%, 4/25/22	730	756,962
2.976% to 11/5/29, 11/5/30(11)	750	798,623
3.106% to 4/8/25, 4/8/26(11)	840	902,214
3.142% to 1/24/22, 1/24/23(11)	776	802,740
3.887% to 1/10/27, 1/10/28(11)	2,746	3,096,582
Citizens Bank NA, 2.55%, 5/13/21	400	406,575
Citizens Financial Group, Inc., 2.375%, 7/28/21	355	359,572
Commonwealth Bank of Australia:
2.50%, 9/18/22(1)	550	573,975
3.61% to 9/12/29, 9/12/34(1)(9)(11)	487	519,097
Digital Realty Trust, L.P.:
3.95%, 7/1/22	750	795,193
4.75%, 10/1/25	525	606,408
Discover Bank:
2.70%, 2/6/30	399	402,889
4.682% to 8/9/23, 8/9/28(11)	605	611,241
Discover Financial Services:
3.95%, 11/6/24	300	328,503
6.125% to 6/23/25(11)(12)	1,541	1,584,456
EPR Properties, 3.75%, 8/15/29	1,000	872,694
HAT Holdings I, LLC/HAT Holdings II, LLC:
5.25%, 7/15/24(1)	260	265,715
6.00%, 4/15/25(1)	60	62,962
Iron Mountain, Inc., 5.00%, 7/15/28(1)	219	214,483
Security	Principal Amount (000's omitted)*		Value
Financial (continued)
JPMorgan Chase & Co.:
2.739% to 10/15/29, 10/15/30(11)		485	$ 520,658
2.956% to 5/13/30, 5/13/31(11)		436	464,629
3.797% to 7/23/23, 7/23/24(11)		1,465	1,589,161
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(11)		860	888,825
Macquarie Bank, Ltd., 3.624%, 6/3/30(1)		744	781,086
Marsh & McLennan Cos., Inc., 1.506%, (3 mo. USD LIBOR + 1.20%), 12/29/21(3)		379	379,194
Morgan Stanley:
0.80%, (SOFR + 0.70%), 1/20/23(3)		2,321	2,315,733
2.42%, (3 mo. USD LIBOR + 1.40%), 10/24/23(3)		550	555,930
4.00%, 7/23/25		725	822,568
National Australia Bank, Ltd., 3.625%, 6/20/23		575	625,378
Nationwide Building Society, 3.96% to 7/18/29, 7/18/30(1)(11)		677	762,889
Newmark Group, Inc., 6.125%, 11/15/23		97	97,296
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24		5,700	6,049,653
Radian Group, Inc.:
4.875%, 3/15/27		250	235,734
6.625%, 3/15/25		113	116,037
SBA Tower Trust, 3.722%, 4/9/48(1)		1,100	1,143,994
SITE Centers Corp., 3.625%, 2/1/25		517	521,568
Standard Chartered PLC, 6.00% to 7/26/25(1)(9)(11)(12)		771	772,927
Stifel Financial Corp., 4.00%, 5/15/30		962	1,020,755
Synovus Bank/Columbus GA, 2.289% to 2/10/22, 2/10/23(11)		1,529	1,548,749
Synovus Financial Corp.:
3.125%, 11/1/22		311	315,579
5.90% to 2/7/24, 2/7/29(11)		71	69,626
Truist Financial Corp., 5.10% to 3/1/30(11)(12)		1,220	1,262,822
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(11)		345	348,390
Welltower, Inc., 2.75%, 1/15/31		629	627,233
			$69,530,282
Government - Multinational — 0.5%
Asian Development Bank, 3.125%, 9/26/28		1,160	$1,371,080
International Bank for Reconstruction & Development, 3.125%, 11/20/25		2,600	2,958,927
International Finance Corp., 7.50%, 5/9/22	BRL	1,315	260,467
			$4,590,474
Industrial — 1.5%
AP Moller - Maersk A/S, 4.50%, 6/20/29(1)		105	$113,059
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		102	101,362
Cemex SAB de CV, 7.375%, 6/5/27(1)		320	325,920
Ellaktor Value PLC, 6.375%, 12/15/24(1)	EUR	130	123,271

Calvert
Balanced Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Industrial (continued)
FedEx Corp.:
4.10%, 2/1/45	117	$ 119,344
4.55%, 4/1/46	700	756,583
Ingram Micro, Inc., 5.45%, 12/15/24	27	27,247
Jabil, Inc.:
3.60%, 1/15/30	1,756	1,842,096
3.95%, 1/12/28	1,131	1,216,946
4.70%, 9/15/22	1,239	1,317,027
5.625%, 12/15/20	150	152,953
JSL Europe S.A., 7.75%, 7/26/24(1)	200	198,500
nVent Finance S.a.r.l., 4.55%, 4/15/28	1,965	2,105,012
Owens Corning:
3.95%, 8/15/29	1,695	1,849,280
4.30%, 7/15/47	268	273,046
4.40%, 1/30/48	100	104,383
SMBC Aviation Capital Finance DAC, 2.65%, 7/15/21(1)	540	542,474
Valmont Industries, Inc.:
5.00%, 10/1/44	110	114,622
5.25%, 10/1/54	675	706,868
Westinghouse Air Brake Technologies Corp., 1.613%, (3 mo. USD LIBOR + 1.30%), 9/15/21(3)	1,037	1,037,000
Xylem, Inc., 2.25%, 1/30/31	979	986,707
		$14,013,700
Other Revenue — 0.2%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	1,625	$1,665,223
		$1,665,223
Technology — 0.9%
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	185	$185,345
DXC Technology Co.:
4.00%, 4/15/23	821	862,224
4.125%, 4/15/25	644	686,412
4.75%, 4/15/27	659	723,049
Hewlett Packard Enterprise Co.:
0.998%, (3 mo. USD LIBOR + 0.68%), 3/12/21(3)	516	515,749
2.093%, (3 mo. USD LIBOR + 0.72%), 10/5/21(3)	590	588,990
HP, Inc., 3.40%, 6/17/30	1,747	1,799,678
Microsoft Corp., 2.40%, 8/8/26	575	628,246
Seagate HDD Cayman:
4.091%, 6/1/29(1)	898	940,897
4.875%, 3/1/24	480	514,818
5.75%, 12/1/34	390	431,003
Western Digital Corp., 4.75%, 2/15/26	357	370,045
		$8,246,456
Security	Principal Amount (000's omitted)*	Value
Utilities — 1.2%
American Water Capital Corp., 2.95%, 9/1/27	750	$ 826,888
Avangrid, Inc.:
3.15%, 12/1/24	1,956	2,114,218
3.80%, 6/1/29	1,635	1,901,379
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	429	489,204
Enel Finance International NV, 2.65%, 9/10/24(1)	1,256	1,313,537
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	200	208,550
MidAmerican Energy Co.:
3.15%, 4/15/50	500	552,096
4.25%, 7/15/49	735	955,564
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	798	800,079
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	586	592,543
Public Service Co. of Colorado, 3.70%, 6/15/28	548	637,132
Sempra Energy, 4.875% to 10/15/25(11)(12)	330	330,825
		$10,722,015
Total Corporate Bonds (identified cost $149,864,960)		$154,411,420

Floating Rate Loans(13) — 0.6%

Security	Principal Amount (000's omitted)	Value
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.928%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$591	$ 559,621
		$ 559,621
Drugs — 0.1%
Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 8/18/22	$899	$ 885,635
		$ 885,635
Electronics/Electrical — 0.2%
Epicor Software Corporation, Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), 6/1/22	$625	$ 613,457
Go Daddy Operating Company, LLC, Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 2/15/24	119	114,407
Hyland Software, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/1/24	595	579,377
MA FinanceCo., LLC, Term Loan, 2.678%, (1 mo. USD LIBOR + 2.50%), 6/21/24	37	34,771
Seattle Spinco, Inc., Term Loan, 2.678%, (1 mo. USD LIBOR + 2.50%), 6/21/24	251	234,816

Calvert
Balanced Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
SolarWinds Holdings, Inc., Term Loan, 2.928%, (1 mo. USD LIBOR + 2.75%), 2/5/24	$197	$ 191,159
		$ 1,767,987
Equipment Leasing — 0.0%(8)
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$305	$ 285,368
		$ 285,368
Health Care — 0.0%(8)
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$400	$ 384,933
		$ 384,933
Insurance — 0.1%
Asurion, LLC, Term Loan, 3.178%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$466	$452,314
		$452,314
Leisure Goods/Activities/Movies — 0.0%(8)
Bombardier Recreational Products, Inc., Term Loan, 2.178%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$167	$159,984
		$159,984
Lodging and Casinos — 0.0%(8)
ESH Hospitality, Inc., Term Loan, 2.178%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$97	$92,685
		$92,685
Telecommunications — 0.1%(8)
CenturyLink, Inc., Term Loan, 2.428%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$299	$282,316
Level 3 Financing, Inc., Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 3/1/27	175	166,201
Ziggo Financing Partnership, Term Loan, 2.685%, (1 mo. USD LIBOR + 2.50%), 4/30/28	475	450,062
		$898,579
Total Floating Rate Loans (identified cost $5,697,102)		$5,487,106

High Social Impact Investments — 0.4%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(7)(14)	$2,616	$ 2,577,004
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20(7)(15)	393	378,813
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20(7)(15)	506	433,111
Total High Social Impact Investments (identified cost $3,514,531)		$ 3,388,928

Preferred Stocks — 0.2%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(11)	28,581	$ 463,584
		$ 463,584
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	34,000	$ 563,040
Series A2, 6.375%	28,000	507,640
		$ 1,070,680
Venture Capital — 0.0%(8)
Consensus Orthopedics, Inc.:
Series A-1(5)(6)(7)	420,683	$4,510
Series B(5)(6)(7)	348,940	3,545
Series C(5)(6)(7)	601,710	6,691
Kickboard:
Series A(5)(6)(7)	1,155,503	183,124
Series A2(5)(6)(7)	404,973	70,401
LearnZillion, Inc.:
Series A(5)(6)(7)	169,492	4,857
Series A-1(5)(6)(7)	108,678	3,114
Lumni, Inc., Series B(5)(6)(7)	17,265	99,424
Wind Harvest Co., Inc.(5)(6)(7)	8,696	—
		$375,666
Total Preferred Stocks (identified cost $3,079,889)		$1,909,930

Calvert
Balanced Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Rights — 0.0%(8)

Security	Shares	Value
Wireless Telecommunication Services — 0.0%(8)
T-Mobile US, Inc., Exp. 7/27/20(5)	26,900	$ 4,519
Total Rights (identified cost $9,953)		$ 4,519

Sovereign Government Bonds — 0.1%

Security	Principal Amount (000's omitted)	Value
Nacional Financiera SNC, 3.375%, 11/5/20(1)	$560	$ 562,050
Total Sovereign Government Bonds (identified cost $559,926)		$ 562,050

Taxable Municipal Obligations — 1.7%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.5%
Los Angeles Unified School District, CA, 5.75%, 7/1/34(16)	$800	$ 1,108,256
Massachusetts, Green Bonds, 3.277%, 6/1/46	880	1,020,861
New York City, NY, 5.206%, 10/1/31(16)	1,275	1,595,548
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	630	696,711
		$ 4,421,376
Special Tax Revenue — 0.6%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$935	$ 969,595
2.484%, 6/1/27	665	689,884
2.534%, 6/1/28	830	856,718
2.584%, 6/1/29	455	467,057
2.984%, 6/1/33	520	539,469
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(16)	400	477,072
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(16)	1,000	1,321,770
		$5,321,565
Water and Sewer — 0.6%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$270	$389,346
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds:
2.094%, 9/1/30	430	439,249
2.184%, 9/1/31	345	352,111
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
2.264%, 9/1/32	$305	$ 311,475
2.344%, 9/1/33	335	342,554
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	3,420	3,648,593
		$ 5,483,328
Total Taxable Municipal Obligations (identified cost $14,033,353)		$ 15,226,269

U.S. Government Agencies and Instrumentalities — 0.6%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	$305	$ 318,788
2.618%, 8/1/23	153	163,235
2.668%, 8/1/24	534	580,939
2.738%, 8/1/25	534	592,230
3.435%, 8/1/34	530	625,386
3.485%, 8/1/35	295	348,371
3.585%, 8/1/37	547	633,699
U.S. International Development Finance Corp.:
3.22%, 9/15/29	800	887,718
3.52%, 9/20/32	829	944,923
Total U.S. Government Agencies and Instrumentalities (identified cost $4,663,978)		$5,095,289

U.S. Government Agency Mortgage-Backed Securities — 3.9%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
30-Year, 2.50%, TBA(17)	$7,650	$ 7,973,332
30-Year, 3.00%, TBA(17)	16,500	17,373,339
30-Year, 3.50%, TBA(17)	3,400	3,575,844
Pool #AN1879, 2.65%, with maturity at 6/1/26	605	662,212
Pool #AN1909, 2.68%, with maturity at 7/1/26	650	711,893
Pool #BM3990, 4.00%, with maturity at 3/1/48	1,443	1,534,157
Pool #BM5673, 3.50%, with maturity at 11/1/48	691	728,657
Pool #MA3149, 4.00%, with maturity at 10/1/47	2,433	2,591,404
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $34,872,187)		$35,150,838

Calvert
Balanced Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 3.1%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
2.00%, 2/15/50	$650	$ 744,225
2.375%, 11/15/49	275	339,582
2.875%, 5/15/49	815	1,102,303
3.125%, 5/15/48	1,120	1,569,291
U.S. Treasury Inflation-Protected Notes:
0.625%, 4/15/23(18)	2,003	2,084,907
0.75%, 7/15/28(18)	10,297	11,621,177
U.S. Treasury Notes:
0.25%, 5/31/25(9)	2,150	2,147,481
0.625%, 5/15/30	277	276,199
1.125%, 2/28/22	6,170	6,268,816
1.625%, 10/15/20	656	658,743
1.625%, 12/31/21	950	970,818
1.75%, 10/31/20	656	659,411
Total U.S. Treasury Obligations (identified cost $26,335,751)		$28,442,953

Venture Capital Debt Obligations — 0.0%(8)

Security	Principal Amount (000's omitted)	Value
Kickboard Bridge Note, 8.00%, 4/6/21(6)(7)	$41	$ 26,310
Total Venture Capital Debt Obligations (identified cost $41,000)		$ 26,310

Venture Capital Limited Partnership Interests — 0.0%(8)

Security	Value
Commons Capital, L.P.(5)(6)(7)	$ 18,000
First Analysis Private Equity Fund IV, L.P.(5)(6)(7)	217,068
GEEMF Partners, L.P.(5)(6)(7)(14)	13,161
Global Environment Emerging Markets Fund, L.P.(5)(6)(7)	35,117
Solstice Capital, L.P.(5)(6)(7)	24,460
Total Venture Capital Limited Partnership Interests (identified cost $132,194)	$ 307,806

Short-Term Investments — 1.8%
Other — 1.6%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(19)	14,622,983	$ 14,622,983
Total Other (identified cost $14,622,983)		$ 14,622,983
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(20)	1,479,811	$ 1,479,811
Total Securities Lending Collateral (identified cost $1,479,811)		$ 1,479,811
Total Short-Term Investments (identified cost $16,102,794)		$ 16,102,794
Total Investments — 102.8% (identified cost $796,710,691)		$926,737,709
Other Assets, Less Liabilities — (2.8)%		$(25,671,646)
Net Assets — 100.0%		$901,066,063

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $96,384,627, which represents 10.7% of the net assets of the Fund as of June 30, 2020.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2020.
(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2020.
(4)	Step coupon security. The interest rate disclosed is that which is in effect on June 30, 2020.
(5)	Non-income producing security.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(7)	Restricted security. Total market value of restricted securities amounts to $5,869,765, which represents 0.7% of the net assets of the Fund as of June 30, 2020.
(8)	Amount is less than 0.05%.
(9)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $1,530,026 and the total market value of the collateral received by the Fund was $1,555,366, comprised of cash of $1,479,811 and U.S. government and/or agencies securities of $75,555.
(10)	When-issued security.

Calvert
Balanced Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

(11)	Security converts to variable rate after the indicated fixed-rate coupon period.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2020. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.
(14)	Affiliated company.
(15)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2020.
(16)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(17)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(18)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(19)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(20)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	146,146	EUR	132,700	State Street Bank and Trust Company	8/31/20	$ —	$(3,138)
						$ —	$(3,138)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	33	Long	9/30/20	$7,287,328	$2,078
U.S. Ultra-Long Treasury Bond	91	Long	9/21/20	19,852,219	85,385
U.S. 5-Year Treasury Note	(47)	Short	9/30/20	(5,909,883)	(16,972)
U.S. Long Treasury Bond	(34)	Short	9/21/20	(6,071,125)	(61,154)
U.S. Ultra 10-Year Treasury Note	(251)	Short	9/21/20	(39,528,578)	(260,235)
U.S. Ultra-Long Treasury Bond	(5)	Short	9/21/20	(1,090,781)	(18,736)
					$(269,634)
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	$2,615,531
CFBanc Corp., Common Stock	3/14/03	270,000
Commons Capital, L.P.	2/15/01-12/27/11	132,194
Consensus Orthopedics, Inc., Common Stock	2/10/06	504,331

Calvert
Balanced Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Restricted Securities — continued
Description	Acquisition Dates	Cost
Consensus Orthopedics, Inc., Series A-1, Preferred	8/19/05	$4,331
Consensus Orthopedics, Inc., Series B, Preferred	2/10/06	139,576
Consensus Orthopedics, Inc., Series C, Preferred	2/10/06	120,342
First Analysis Private Equity Fund IV, L.P.	2/25/02-7/6/11	0
GEEMF Partners, L.P.	2/28/97	0
Global Environment Emerging Markets Fund, L.P.	1/14/94-2/1/95	0
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20	11/13/15	393,000
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20	11/13/15	506,000
Kickboard, Common Stock	5/23/13	0
Kickboard, Series A, Preferred	2/12/13	285,328
Kickboard, Series A2, Preferred	6/19/14	100,000
Kickboard Bridge Note, 8.00%, 4/6/21	9/16/15	41,000
Learn Capital Venture Partners III, L.P., Common Stock	8/30/16-4/7/20	1,013,198
LearnZillion, Inc., Series A, Preferred	3/27/12	0
LearnZillion, Inc., Series A-1, Preferred	4/23/13	15,182
Lumni, Inc., Series B, Preferred	8/8/13	116,367
Neighborhood Bancorp, Class A, Common Stock	6/25/97	100,000
Solstice Capital, L.P.	6/26/01-6/17/08	0
Wind Harvest Co., Inc., Preferred	5/16/94	100,000

Abbreviations:
ADR	– American Depositary Receipt
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
BRL	– Brazilian Real
EUR	– Euro
USD	– United States Dollar

Calvert
Balanced Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Fund enters into futures contracts and options thereon to hedge against fluctuations in interest rates and to manage overall duration.
At June 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
At June 30, 2020, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and other affiliated companies/funds was $17,213,148, which represents 1.9% of the Fund's net assets. Transactions in the Notes and other affiliated companies/funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:
Name of issuer/affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$4,244,095	$ —	$(4,266,666)	$ —	$22,571	$ —	$12,444	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	2,615,531	—	—	(38,527)	2,577,004	21,251	2,615,531
Venture Capital Limited Partnership Interests
GEEMF Partners, L.P.(1)(2)(3)	16,995	—	—	—	(3,834)	13,161	—	—
Short-Term Investments
Calvert Cash Reserves Fund, LLC	—	57,692,658	(43,069,675)	—	—	14,622,983	1,516	14,622,983
Totals				$ —	$(19,790)	$17,213,148	$35,211

(1)	Restricted security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(3)	Non-income producing security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$51,065,389	$ —	$51,065,389
Collateralized Mortgage-Backed Obligations	—	47,367,871	—	47,367,871
Commercial Mortgage-Backed Securities	—	14,540,215	—	14,540,215
Common Stocks	536,299,356(2)	—	—	536,299,356
Common Stocks - Health Care	—	9,413,175(3)	—	9,413,175

Calvert
Balanced Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks - Venture Capital	$—	$ —	$ 1,771,055	$1,771,055
Convertible Bonds	—	164,436	—	164,436
Corporate Bonds	—	154,411,420	—	154,411,420
Floating Rate Loans	—	5,487,106	—	5,487,106
High Social Impact Investments	—	3,388,928	—	3,388,928
Preferred Stocks	1,534,264	—	—	1,534,264
Preferred Stocks - Venture Capital	—	—	375,666	375,666
Rights	4,519	—	—	4,519
Sovereign Government Bonds	—	562,050	—	562,050
Taxable Municipal Obligations	—	15,226,269	—	15,226,269
U.S. Government Agencies and Instrumentalities	—	5,095,289	—	5,095,289
U.S. Government Agency Mortgage-Backed Securities	—	35,150,838	—	35,150,838
U.S. Treasury Obligations	—	28,442,953	—	28,442,953
Venture Capital Debt Obligations	—	—	26,310	26,310
Venture Capital Limited Partnership Interests	—	—	307,806	307,806
Short-Term Investments:
Other	—	14,622,983	—	14,622,983
Securities Lending Collateral	1,479,811	—	—	1,479,811
Total Investments	$539,317,950	$384,938,922	$2,480,837	$926,737,709
Futures Contracts	$87,463	$ —	$ —	$87,463
Total	$539,405,413	$384,938,922	$2,480,837	$926,825,172
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(3,138)	$ —	$(3,138)
Futures Contracts	(357,097)	—	—	(357,097)
Total	$(357,097)	$(3,138)	$ —	$(360,235)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(3)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2020 is not presented.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.